Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On July 1, 2020 and Pursuant to section 1 (e) of the Side Letter Agreement, dated December 31, 2019, it was agreed by and among Dinar Zuz, Cima, Arik Maimom and Michael De Prado that the Company will borrow up to $462 from Dinar Zuz LLC under the second Dinar Zuz Note.

On July 24, 2020, the Compensation Committee of the Board of Directors of the Company approved the "Amended and Restated" employment agreements with each of Arik Maimon, the Company's Chief Executive Officer ("Maimon"), and Michael De Prado, the Company's President ("De Prado," and together with Maimon, the "Executives," each an "Executive"), the "New Employment Agreements". The New Employment Agreements shall supersede the terms of the Pre-existing Employment Agreements. Pursuant to the terms of the New Employment Agreements, among other things:

(1)	De Prado will receive the following compensation: (1) (a) a base salary of $265 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;

(2)	Maimon will receive the following compensation: (a) a base salary of $295 per annum (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;

(3)	For each Executive, the term of the Agreement shall end on the earlier of (i) the date that is four (4) months following the Effective Date or (ii) the date that the Company appoints a new president or chief operating officer but the Company can extend the Employment Term on a month to month basis with the approval of both Dinar and CIMA until a new president or chief operating officer is appointed. Upon expiration of the Employment Term (other than a termination by the Company for "Cause"), the Executive will entitled to a special board compensation package with annual compensation equal to the Annual Base Salary (pro-rated for any partial year of service), beginning on the Expiration or Termination Date and ending eighteen (18) months later, provided that such payments will cease if the Executive resigns as a member of the Board during such period. The Board Compensation Period may be extended from year to year for an additional 12 months (for up to 36 months in total) if two of three of the then-current chief executive officers of the Company, Dinar and CIMA agree to extend the period for an additional 12 months. The Executive's right to receive the Special Board Compensation shall be subject to the Board's determination that he has complied with his obligations under this Agreement. The Executive will remain on the Board until he resigns, is not re-elected or is removed from the Board in accordance with the Company's practice for removal of directors.

(4)	Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of their employment. The Executives are entitled to participate in the Company's employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf.

(5)	Each of the Executives are entitled to Travel and expense reimbursement;

(6)	The Executives have agreed to a one-year non-competition agreement following the termination of their employment.

NOTE 12 – SUBSEQUENT EVENTS

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern." On January 31, 2020, U.S. Health and Human Services Secretary Alex M. Azar II declared a public health emergency for the United States to aid the U.S. healthcare community in responding to COVID-19, and on March 11, 2020 the World Health Organization characterized the outbreak as a "pandemic". A significant outbreak of COVID-19 and other infectious diseases could result in a widespread health crisis that could adversely affect the economies and financial markets worldwide, as well as our business and operations. The extent to which COVID-19 impacts our business and results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. If the disruptions posed by COVID-19 or other matters of global concern continue for an extensive period of time, our business and results of operations may be materially adversely affected.

On January 3, 2020 Dinar Zuz provided an additional amount of $300 to the Company which was be provided in a form of the Optima Convertible Note pursuant to a securities purchase agreement between the Company and Optima, dated July 30, 2019. Additionally, on January 3, 2020, the Company issued 100,000 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $300.

On January 9, 2020, the Company issued 40,000 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider, dated June 3, 2019. The fair market value of the shares at the issuance date was $240.

On January 14, 2020, the Company issued 66,334 shares of its Common Stock pursuant to a settlement of stock-based liabilities. The fair market value of the shares was $459.

On January 14, 2020, the Company issued 58,334 shares of Common Stock to employees. All shares were issued pursuant to the Company's Share and Options Incentive Enhancement Plan (2016). The Company has estimated the fair value of such shares at $332.

On January 24, 2020, the Company received a Corrected Notice of Hearing regarding Qualtel SA de CV, a Mexican Company vs Next Communications, Inc. for a "Plaintiff's Motion for Order to Show Cause and/or for Contempt as to Non-Party, Cuentas, Inc." The Company retained a counsel and will vigorously defend its position.

On February 7, 2020 Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019.

On February 13, 2020, the Company completed the payments in accordance with the SVS Settlement Agreement and the case was dismissed.

On February 10, 2019, the Company issued 10,000 shares of its Common Stock pursuant to a securities purchase agreement between the Company and a private investor, dated October 25, 2018.

On March 3, 2020 the Company issued 1,157,478 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $700.